SHARE INCENTIVE PLAN (Tables)	12 Months Ended
Dec. 31, 2022
SHARE INCENTIVE PLAN
Summary of stock option activity

	Number	Weighted	Weighted average	Weighted average	Aggregate
	of options	average	grant-date	remaining contractual	intrinsic
	outstanding	exercise price	fair value per option	term (years)	value
Options outstanding at January 1, 2020	4,008,558	7.02	3.54	5.14	6,084
Granted	554,000	0.01	2.69	9.82	1,312
Exercised	—	—	—
Forfeited	(6,100)	8.49	8.51	—	—
Expired	—	—	—	—	—
Options outstanding at December 31, 2020	4,556,458	6.16	3.43	5.36	2,175
Options expected to vest at December 31, 2020	4,556,458	6.16	3.43	5.36	2,175
Vested and exercisable at December 31, 2020	3,754,683	6.70	3.40	4.62	2,175

Options outstanding at January 1, 2021	4,556,458	6.16	3.43	5.36	2,175
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Forfeited	(26,300)	7.20	4.04	—	—
Expired	—	—	—	—	—
Options outstanding at December 31, 2021	4,530,158	6.15	3.43	4.29	2,846
Options expected to vest at December 31, 2021	4,530,158	6.15	3.43	4.29	2,846
Vested and exercisable at December 31, 2021	4,114,358	6.77	3.51	3.83	1,730

Options outstanding at January 1, 2022	4,530,158	6.15	3.43	4.29	2,846
Granted	530,757	0.001	1.69	—	—
Exercised	—	—	—	—	—
Forfeited	(594,366)	4.58	0.19	—	—
Expired	(193,000)	1.08	2.62	—	—
Options outstanding at December 31, 2022	4,273,549	5.83	3.47	4.09	571
Options expected to vest at December 31, 2022	4,273,549	5.83	3.47	4.09	571
Vested and exercisable at December 31, 2022	3,537,509	7.05	3.79	3.12	571

Schedule of fair value assumptions

	As of December 31,
Grant date	2020			2022
Risk-free interest rate	0.86%	-	0.93%	1.88%	-	2.93%
Expected volatility			40%	76%	-	77%
Expected dividend yield			—			—
Exercise multiples			2.2			2.2
Fair value of underlying ordinary share	2.38	~	2.7	0.86	-	1.88

Summary of the nonvested shares activities

	Number	Weighted
	of nonvested shares	average grant date	Aggregate
	outstanding	fair value	intrinsic value
Nonvested shares outstanding at January 1, 2020	383,534	11.05	2,090
Granted	333,750	3.03	—
Vested	(134,408)	12.12	—

Nonvested shares outstanding at December 31, 2020	582,876	6.21	1,381
Granted	—	—	—
Vested	(223,180)	8.25	—

Nonvested shares outstanding at December 31, 2021	359,696	4.94	712
Granted	—	—	—
Vested	(164,821)	6.14	—

Nonvested shares outstanding at December 31, 2022	194,875	3.93	110